Derivatives and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [table]
Notional amounts of hedging instruments	Notional amounts of Hedging instruments in EUR mln as at 31 December Benchmark 2021 2020 USD LIBOR 41,473 41,020 GBP LIBOR 1,500 JPY LIBOR 410 CHF LIBOR 315
Fair value hedges [member]
Disclosure of risk management strategy related to hedge accounting [table]
Gross carrying value of derivatives designated under fair value hedge accounting
Gross carrying value of derivatives designated under fair value hedge accounting
Assets
2021
Liabilities
2021
Assets
2020
Liabilities
2020
As at 31 December
Hedging instrument on interest rate risk
– Interest rate swaps 2,665 1,528 4,895 2,050
– Other interest derivatives 87 83 44 110

Maturity derivatives
Maturity derivatives designated in fair value hedging
As at 31 December 2021
Less than
1 month
1 to 3
months
3 to 12
months
1 to 2
year
2 to 3
years
3 to 4
years
4 to 5
years >5 years Total
Hedging instrument on
interest rate risk
– Interest rate swaps
-83 2,654 1,340 7,213 5,862 3,772 7,533 20,282 48,574
– Other interest derivatives
-0 -102 -307 -286 -287 -357 -224 73 -1,490
As at 31 December 2020
Hedging instrument on
interest rate risk
- Interest rate swaps 15 1,153 1,263 6,704 6,170 4,281 4,347 16,548 40,481
– Other interest derivatives -1 -68 -283 -434 -370 -302 -315 394 -1,378

Hedged items
Hedged items included in a fair value hedging relationship
Carrying amount of the hedged items
Accumulated amount of fair value hedge
adjustment on the hedged item included in
the carrying amount of the hedged item
Change in fair value
used for measuring
ineffectiveness for the
period
Change in fair value
hedge instruments
Hedge ineffectiveness
recognised in the
statement of profit or
loss gain (+) / loss (-)
Assets Liabilities Assets Liabilities
As at 31 December 2021
Interest rate risk
– Amounts due from banks -0
– Debt securities at fair value through other comprehensive income
17,307 n/a -798
– Loans at FVOCI
n/a -0
– Loans and advances to customers
1,056 93 -42
– Debt instruments at amortised cost
3,458 301 -165
– Debt securities in issue
53,756 1,498 1,923
– Subordinated loans
16,713 115 414
– Amounts due to banks
-0
– Customer deposits and other funds on deposit
-2
– Discontinued hedges
372 8
Total 21,821 70,469 767 1,621 1,330 -1,317 13
As at 31 December 2020
Interest rate risk
– Amounts due from banks
– Debt securities at fair value through other comprehensive income
20,164 n/a 552
– Loans at FVOCI
n/a -0
– Loans and advances to customers
876 121 25
– Debt instruments at amortised cost
4,222 501 170
– Debt securities in issue
54,043 3,443 -878
– Subordinated loans
13,309 510 -397
– Amounts due to banks
-5
– Customer deposits and other funds on deposit
54 0 -9
– Discontinued hedges
561 2
Total
25,262 67,406 1,183 3,956 -541 538 -4

Cash flow hedges [member]
Disclosure of risk management strategy related to hedge accounting [table]
Gross carrying value of derivatives designated under fair value hedge accounting
Gross carrying value of derivatives used for cash flow hedge accounting
Assets Liabilities Assets Liabilities
2021 2021 2020 2020
As at 31 December
Hedging instrument on interest rate risk
– Interest rate swaps -437 781 2,271 545
Hedging instrument on combined interest and FX rate

risk
– Cross currency interest rate derivatives
73 285 774 21

Maturity derivatives
Maturity derivatives designated in cash flow hedging
As at 31 December
2021
Less than 1
month
1 to 3
months
3 to 12
months 1 to 2 year 2 to 3 years
3 to

4
years 4 to 5 years >5 years Total
Hedging instrument
on interest rate risk
– Interest rate swaps 418 -1,075 -6,939 -5,470 -6,711 -5,825 -5,272 -18,107 -48,982
Hedging instrument
on combined interest
and FX rate risk
– Cross currency
interest rate
derivatives
-256 -1,048 -1,760 -3,831 -2,528 -2,580 181 -56 -11,878
As at 31 December
2020
Hedging instrument
on interest rate risk
– Interest rate swaps -248 -92 -2,061 -4,896 -1,832 -5,772 -3,466 -19,537 -37,904
Hedging instrument
on combined interest
and FX rate risk
– Cross currency
interest rate
derivatives
-160 -1,666 -2,828 -2,446 -3,493 -1,324 194 -210 -11,934

Gross carrying value of derivatives
Cash flow hedging – impact of hedging instruments on the statement of profit or loss and other comprehensive income
Change in value used for
calculating hedge
ineffectiveness for the
period
Carrying amount

cash flow hedge

reserve at the end of

the reporting period 1
Amount reclassified from
CFH reserve to profit or
loss
Cash flow is no

longer expected

to occur
Change in value of
hedging instrument
recognised in OCI
Hedge ineffectiveness
recognised in the
statement of profit or
loss, gain (+) / loss (-)
As at 31 December 2021
Interest rate risk on;
– Floating rate lending 2,937 -1,132 -454
– Floating rate borrowing
-915 366 143
– Other
165 -122 15
– Discontinued hedges
674 -306
Total interest

rate risk
2,188 -214 -603 -1,825 -2
Combined interest and FX rate risk on;
– Floating rate lending
-90 -19 -153
– Floating rate borrowing
-2 -16 9
– Other
-0 -1 -1
– Discontinued hedges
-13 -90
Total combined interest

and Fx
-92 -49 -235 250 3
Total cash flow hedge
2,096 -262 -838 -1,574 1
As at 31 December 2020
Interest rate risk on;
– Floating rate lending -784 1,310 -97
– Floating rate borrowing
136 -306 33
– Other
-107 36 19
– Discontinued hedges
1,037 -236
Total interest

rate risk
-755 2,077 -281 830 -6
Combined interest and FX rate risk on;
– Floating rate lending
-26 -35 -256
– Floating rate borrowing
29 -42 -10
– Other
-0 -0 -3
– Discontinued hedges
-26
Total combined interest

and Fx
3 -78 -295 263 1
Total cash flow hedge
-753 1,999 -576 1,093 -5

Hedges of net investments in foreign operations [member]
Disclosure of risk management strategy related to hedge accounting [table]
Gross carrying value of derivatives designated under fair value hedge accounting	Gross carrying value of derivatives used for net investment hedging Assets Liabilities Assets Liabilities 2021 2021 2020 2020 As at 31 December – FX forwards and Cross currency swaps 18 88 69 98
Maturity derivatives
Maturity derivatives designated in net investment hedging
As at 31 December
2021
Less than
1 month
1 to 3
months
3 to 12
months 1 to 2 year
2 to 3
years
3 to

4
years
4 to 5
years >5 years Total
– FX forwards and
cross currency
swaps
-4,462 -461 -590 -5,514
– Other FX
derivatives
As at 31 December
2020
– FX forwards and
Cross currency
swaps
-3,825 -375 -580 -4,780
– Other FX
derivatives
-8 -8

Gross carrying value of derivatives
Net investment hedge accounting – Impact on statement

of profit or loss and other comprehensive income
As at 31 December 2021
Change in value
used for
calculating
hedge
ineffectiveness
for the period
Carrying amount
net investment
hedge reserve at
the end of the
reporting period
1
Hedged item
affected
statement of
profit or loss

Change in value
of hedging
instrument
recognised in
OCI
Hedge
ineffectiveness
recognised in the
statement of
profit or loss,
gain(+) / Loss(-)
Investment in foreign operations 72 330 -72 -1
Discontinued hedges -59
As at 31 December 2020
Investment in foreign operations -122 553 -11 121 1
Discontinued hedges -210